LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 1, 2021 TO THE

PROSPECTUSES OF EACH FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure is added to each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

D.A. DAVIDSON

Effective September 1, 2021, shareholders purchasing Fund shares including existing Fund shareholders through a D.A. Davidson &. Co. (“D.A. Davidson”) platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the Fund’s SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A Shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Class A and Class C Shares available at D.A. Davidson

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.

•	Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

•	Breakpoints as described in this Prospectus.

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2021
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2021
BrandywineGLOBAL – Global High Yield Fund	January 29, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2021
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2021
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2021
ClearBridge Global Infrastructure Income Fund	January 29, 2021
ClearBridge International Growth Fund	March 1, 2021
ClearBridge Small Cap Fund	March 1, 2021
ClearBridge Value Trust	March 1, 2021
Franklin Global Market Neutral Fund	January 29, 2021
Franklin International Equity Fund	January 29. 2021
Franklin Strategic Real Return Fund	January 29, 2021
Franklin U.S. Small Capitalization Equity Fund	May 1, 2021
Martin Currie Emerging Markets Fund	January 29, 2021
Martin Currie International Unconstrained Equity Fund	September 30, 2020

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	July 30, 2021
BrandywineGLOBAL – High Yield Fund	July 30, 2021
ClearBridge Aggressive Growth Fund	December 29, 2020
ClearBridge All Cap Value Fund	January 29, 2021
ClearBridge Appreciation Fund	March 1, 2021
ClearBridge Dividend Strategy Fund	May 1, 2021
ClearBridge International Small Cap Fund	January 29, 2021
ClearBridge International Value Fund	March 1, 2021
ClearBridge Large Cap Growth Fund	March 31, 2021
ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Mid Cap Fund	March 1, 2021
ClearBridge Mid Cap Growth Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Small Cap Growth Fund	March 1, 2021
ClearBridge Small Cap Value Fund	January 29, 2021
ClearBridge Sustainability Leaders Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
Franklin Global Dividend Fund	January 29, 2021
Franklin Global Equity Fund	March 1, 2021
Franklin Multi-Asset Conservative Growth Fund	May 28, 2021
Franklin Multi-Asset Defensive Growth Fund	May 28, 2021
Franklin Multi-Asset Growth Fund	May 28, 2021
Franklin Multi-Asset Moderate Growth Fund	May 28, 2021
Franklin U.S. Large Cap Equity Fund	March 31, 2021

Fund	Date of Prospectus

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 30, 2021
Western Asset Corporate Bond Fund	May 1, 2021
Western Asset Emerging Markets Debt Fund	June 30, 2021
Western Asset Global High Yield Bond Fund	May 1, 2021
Western Asset Income Fund	November 25, 2020
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2021
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2021
Western Asset Intermediate-Term Municipals Fund	July 30, 2021
Western Asset Managed Municipals Fund	June 30, 2021
Western Asset Massachusetts Municipals Fund	March 31, 2021
Western Asset Mortgage Total Return Fund	May 1, 2021
Western Asset Municipal High Income Fund	November 25, 2020
Western Asset New Jersey Municipals Fund	July 30, 2021
Western Asset New York Municipals Fund	July 30, 2021
Western Asset Oregon Municipals Fund	August 30, 2021
Western Asset Pennsylvania Municipals Fund	July 30, 2021
Western Asset Short Duration High Income Fund	November 25, 2020
Western Asset Short Duration Municipal Income Fund	June 30, 2021
Western Asset Short-Term Bond Fund	May 1, 2021
Western Asset Ultra-Short Income Fund	September 30, 2020

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2021
Western Asset Core Plus Bond Fund	May 1, 2021
Western Asset High Yield Fund	September 30, 2020
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2021
Western Asset Intermediate Bond Fund	September 30, 2020
Western Asset Macro Opportunities Fund	March 1, 2021
Western Asset Total Return Unconstrained Fund	September 30, 2020

Please retain this supplement for future reference.

LMFX655119

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